Long-Term Debt And Loans Payable (Schedule Of Long-Term Debt Future Sinking Fund Payments And Debt Maturities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
2016	$ 35,593
2017	163,007
2018	103,878
2019	89,636
2020	49,419
Thereafter	1,337,672
Long-Term Debt Interest Rate Range 0.00% To 0.99% [Member]
Debt Instrument [Line Items]
2016	491
2017	60,489
2018	488
2019	491
2020	487
Thereafter	$ 2,702
Interest Rate Range, Minimum	0.00%
Interest Rate Range, Maximum	0.99%
Long-Term Debt Interest Rate Range 1.00% To 1.99% [Member]
Debt Instrument [Line Items]
2016	$ 1,736
2017	51,584
2018	51,611
2019	1,506
2020	1,457
Thereafter	$ 12,917
Interest Rate Range, Minimum	1.00%
Interest Rate Range, Maximum	1.99%
Long-Term Debt Interest Rate Range 2.00% To 2.99% [Member]
Debt Instrument [Line Items]
2016	$ 1,492
2017	1,529
2018	1,571
2019	1,614
2020	1,658
Thereafter	$ 11,303
Interest Rate Range, Minimum	2.00%
Interest Rate Range, Maximum	2.99%
Long-Term Debt Interest Rate Range 3.00% To 3.99% [Member]
Debt Instrument [Line Items]
2016	$ 2,500
2017	2,584
2018	2,674
2019	2,621
2020	2,413
Thereafter	$ 404,483
Interest Rate Range, Minimum	3.00%
Interest Rate Range, Maximum	3.99%
Long-Term Debt Interest Rate Range 4.00% To 4.99% [Member]
Debt Instrument [Line Items]
2016	$ 11,091
2017	11,100
2018	11,110
2019	50,325
2020	16,536
Thereafter	$ 531,331
Interest Rate Range, Minimum	4.00%
Interest Rate Range, Maximum	4.99%
Long-Term Debt Interest Rate Range 5.00% To 5.99% [Member]
Debt Instrument [Line Items]
2016	$ 16,818
2017	25,055
2018	10,716
2019	31,250
2020	23,245
Thereafter	$ 283,899
Interest Rate Range, Minimum	5.00%
Interest Rate Range, Maximum	5.99%
Long-Term Debt Interest Rate Range 6.00% To 6.99% [Member]
Debt Instrument [Line Items]
2017	$ 9,000
2018	12,964
Thereafter	$ 31,000
Interest Rate Range, Minimum	6.00%
Interest Rate Range, Maximum	6.99%
Long-Term Debt Interest Rate Range 7.00% To 7.99% [Member]
Debt Instrument [Line Items]
2016	$ 408
2017	484
2018	523
2019	566
2020	613
Thereafter	$ 31,168
Interest Rate Range, Minimum	7.00%
Interest Rate Range, Maximum	7.99%
Long-Term Debt Interest Rate Range 8.00% To 8.99% [Member]
Debt Instrument [Line Items]
2016	$ 357
2017	482
2018	521
2019	563
2020	610
Thereafter	$ 11,969
Interest Rate Range, Minimum	8.00%
Interest Rate Range, Maximum	8.99%
Long-Term Debt Interest Rate Range 9.00% To 9.99% [Member]
Debt Instrument [Line Items]
2016	$ 700
2017	700
2018	5,700
2019	700
2020	2,400
Thereafter	$ 16,900
Interest Rate Range, Minimum	9.00%
Interest Rate Range, Maximum	9.99%
Long-Term Debt Interest Rate Range 10.00% To 10.99% [Member]
Debt Instrument [Line Items]
2018	$ 6,000
Interest Rate Range, Minimum	10.00%
Interest Rate Range, Maximum	10.99%